INVESTMENT IN EQUITY INSTRUMENTS (Tables)	12 Months Ended
Nov. 30, 2020
Investment In Equity Instruments
Schedule of reconciliation of the investment in Waterproof

The following table is a reconciliation of the investment in Waterproof:

	2020	2019
	$	$
Balance, beginning of year	1,551,324	-
Recognition from investment in associates (Note 10)	-	587,274
Change in fair value	2,383,004	953,961
Currency translation adjustment	(88,730)	10,089

Balance, end of year	3,845,598	1,551,324